Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments

June 30, 2024 (Unaudited)

Investments - 105.72%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Fair Value
Direct Investments - 36.87%^
Direct Credit - 6.68%
North America - 4.29%
Consumer Discretionary - 0.16%
Lash OpCo, LLC.[1,2] (Principal amount $3,520,332)	SOFR + 2.65% + 4.35% PIK (1% Floor)[3]	3/18/2026	Senior Debt	12/29/2021	$3,516,992	#

Containers and Packaging - 0.26%
Arctic Holdco, LLC.[1,2] (Principal amount $5,929,190)	Cash 6.00% + 3M CME Term SOFR (1% Floor)[3]	12/23/2026	Senior Debt	5/7/2021	5,811,199	#

Diversified Financials - 0.71%
AMLRS Holdings, Inc.[1,4] (Principal amount $4,715,749)	3M SOFR + 6.25% (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	4,725,054	#
BDO USA P.C.[1,5] (Principal amount $6,845,331)	SOFR + 6.00% (2% floor)[3]	8/31/2028	Term Loan	10/2/2023	6,796,045	#
Cerity Partners Equity Holding, LLC.[1,2,4] (Principal amount $4,467,960)	Cash 6.75% + SOFR[3]	7/28/2029	First Lien, Senior Secured	3/3/2023	4,423,745	#
Total Diversified Financials					15,944,844

Food Products - 0.19%
Woof Holdings, Inc.[1,5] (Principal amount $4,950,000)	Cash 3.75% + SOFR[3]	12/21/2027	First Lien Term Loan	7/5/2023	4,246,230	#

Health Care - 0.49%
Teal Acquisition Co., Inc.[1] (Principal amount $154,991)	3M SOFR + 6.25% (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	153,984	#
TNAA Holdco, LLC.[1,2,4] (Principal amount $5,628,744)	Cash 6.50% + SOFR (1% Floor)[3]	12/16/2026	Senior Debt	12/16/2021	5,303,899	#
United Digestive MSO Parent, LLC.[1,2,4] (Principal amount $7,688,025)	Cash 6.75% + SOFR (1.00% Floor)[3]	3/30/2029	First Lien, Senior Secured	3/30/2023	5,628,755	#
Total Health Care					11,086,638

Industrials - .74%
Amentum Government Services Holding LLC.[1,2] (Principal amount $5,000,000)	Cash 7.50% + 3M CME Term SOFR (0.75% Floor)[3]	2/15/2030	Senior Debt	3/7/2022	5,014,339	#
Apex Service Partners LLC.[1,4,5] (Principal amount $8,861,542)	SOFR + 5.00% + 2.00%PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	8,843,741	#
Gannett Fleming, Inc.[1,2,4] (Principal amount $2,955,000)	Cash 6.50% + SOFR (1.00% Floor)[3]	12/20/2028	Unitranche Term Loan	12/19/2022	2,954,131	#
Total Industrials					16,812,211

Information Technology - 0.5%
Everberg CIS Holdings, LLC.[1,2,4] (Principal amount $576,596)	SOFR + 8.20% (1% Floor)[3]	4/14/2026	Senior Secured	4/5/2021	470,966	#
Everberg SC Holdings III, LLC.[1,2,4] (Principal amount $691,690)	SOFR + 8.77% (1% Floor)[3]	4/14/2026	Incremental Term Loan	7/6/2022	617,255	#
Everberg SC Holdings IV, LLC.[1,2] (Principal amount $222,264)	SOFR + 12.00% PIK (1.5% Floor)[3]	N/A	Preferred Equity	7/6/2022	314,667	#
GI Consilio Parent, LLC.[1,2] (Principal amount $4,500,000)	SOFR + 7.50% (0.50% Floor)[3]	5/14/2029	Senior Debt	5/20/2021	4,500,000	#
Madison Logic Holdings, Inc.[1,2,4] (Principal amount $3,703,125)	Cash 7.00% + 3M CME Term SOFR (1% Floor)[3]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,633,569	#
Redstone Holdco 2, L.P.[1,2] (Principal amount $3,000,000)	SOFR + 7.75%[3]	4/27/2029	Senior Debt	5/20/2021	1,882,458	#
Total Information Technology					11,418,915

Professional Services - 0.37%
ManTech International Corporation[1,5] (Principal amount $8,373,544)	Cash 5.75% + SOFR[3]	9/14/2029	Initial Term Loan and Delay Draw term Loan	8/10/2023	8,373,544	#

Software and Services - 0.17%
Career Step, LLC.[1] (2,673,454 shares)	3M SOFR + 9.75% (1% Floor)[3]	N/A	Preferred Equity	11/17/2020	2,578,978	#
Packers Software Intermediate Holdings, Inc.[1,4] (Principal amount $1,267,953)	3M SOFR + 7.75%[3]	11/12/2028	Second lien term loan	11/12/2020	1,226,296	#
Total Software and services					3,805,274

Veterinary Services - 0.7%
PetVet Care Centers, LLC.1.4,5 (3000 Series A Preferred shares, Principal amount $12,781,273)	SOFR + 6.00%[3]	11/15/2030	Initial Term Loan	11/15/2023	15,821,360	#
Total North America					96,837,207

Western Europe - 2.39%
Consumer Goods - 0.42%
EG Group Limited[1,5] (Principal amount $9,900,188)	11.24%	2/7/2028	Additional Term Facility	1/18/2024	9,596,342	#

Financial Services - 0.9%
AIOF II Galway Co-Invest, L.P.*[1,4,5]		N/A	Limited Partnership Interest	9/29/2023	20,429,943

Industrials - 0.67%
European Credit 2022 One Sarl - ICG SDP 5-A (EUR)[1,5,7] (Principal amount $11,960,000)	6.25%	2/15/2032	Initial Term Loan	6/24/2024	15,020,013	#
Software Solutions - 0.4%
Finastra USA, Inc.[1,4,5] (Principal amount $9,037,500)	Cash 7.25% + SOFR[3]	9/13/2029	Term Loan	9/13/2023	9,005,869	#

Total Western Europe					54,052,167
Total Direct Credit (Cost $150,187,841)					150,889,374

	Investment Type	Acquistion Date	Fair Value
Direct Equity - 30.19%
Asia - 0.71%
Health Care - 0.71%
Celestial Key Group, Ltd.*[1,2,6] (500 Class A shares)	Limited Partnership Interest	11/26/2021	4,065
Indigo, L.P.*[1,2,6]	Limited Partnership Interest	6/18/2021	15,912,565
Total Health Care			15,916,630
Total Asia			15,916,630

North America - 22.67%
Construction - 0.77%
GridSource Holcings, LLC.*[1,6,11] (1000 Units)	Preferred Units	6/8/2023	17,384,588	#

Consumer Discretionary - 1.64%
CL DAL Opportunities Feeder, L.P.*[1,6]	Limited Partnership Interest	9/9/2020	1,045,412
LUV Car Wash Holdings LLC.*[1,2,6]	Limited Partnership Interest	3/2/2022	15,677,866	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,4,6]	Limited Partnership Interest	1/31/2022	9,970,416
RC V RW Investor-B, LLC*[1,6]	Limited Partnership Interest	10/23/2020	10,258,760
Total Consumer Discretionary			36,952,454

Consumer Services - 2.32%
Bloom Aggregator, L.P.*[1,5,6] (13,100 shares)	Common Stock	6/11/2024	13,100,000	#
MidOcean Partners SC-G, L.P.*[1,5,6]	Class A Limited Partner	5/2/2024	39,256,337	#
Total Consumer Services			52,356,337

Distribution Services - 0.78%
V-Co-Invest II, L.P.*[1,6,11]	Limited Partnership Interest	6/30/2023	17,608,226

Diversified Consumer Servies - 2.22%
KKR Game Changer Co-Invest Feeder II, L.P.*[1,5,6]	Limited Partnership Interest	5/30/2024	50,000,000	#

Diversified Financials - 1.5%
AMLRS Equity Investors, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	2,714,591
LEP PCS Co-Invest, L.P.*[1,5,6]	Limited Partnership Interest	11/20/2023	31,175,509
Total Diversified Financials			33,890,100

Financial Servies - 0.93%
TSOII Project Sun Investment Aggregator, L.P.*[1,5,6]	Limited Partnership Interest	12/29/2023	20,893,111

Health Care - 1.16%
CCBlue Limited Partnership*[1,2,6,7]	Limited Partnership Interest	5/24/2022	2,786,940
Cyan Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	6/13/2024	-
Holiday Co-Investment Blocker, LLC.*[1,2,4,6]	Limited Partnership Interest	2/7/2023	7,128,984
NEA BH SPV II, L.P.*[1,6]	Limited Partnership Interest	9/2/2020	73,219
Sylvester 2023, L.P.*[1,5,6]	Limited Partnership Interest	12/18/2023	10,310,969
Teal Parent Holdings, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	12,555	#
TVG-Hero Holdings II, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	5,920,884
Total Health Care			26,233,551

Industrial Services - 3.64%
Bad Boy Mowers JV Investments, L.P.*[1,5,6] (300,000 Class A-1 Units)	Limited Partnership Interest	11/10/2023	32,954,499	#
Einstein 2021, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	17,540,558
KAWP Holdings, L.P.*[1,6]	Limited Partnership Interest	12/18/2020	21,697,300	#
Oscar Holdings, L.P.*[1,2,4,6]	Limited Partnership Interest	4/27/2022	9,854,274	#
Total Industrial Services			82,046,631

Information Technology - 2.31%
Beantown IVP Co-Invest II, L.P.*[1,2,6]	Preferred Equity	3/8/2023	5,644,967	#
Cinven Arrow, L.P.*[1,5,6,7]	Limited Partnership Interest	6/21/2023	15,614,869
Fetch Rewards, Inc.*[1,2,6] (1,066,460 Series E Preferred shares)	Preferred Equity	3/23/2022	7,151,798	#
Follett Acquisition, L.P.*[1,2,6]	Limited Partnership Interest	1/12/2022	7,429,088	#
Ignite Resonate Co-Investors, LLC.*[1,2,6]	Limited Partnership Interest	7/27/2022	8,549,546	#
T-VIII Skopima Co-Invest, L.P.*[1,2,4,6]	Limited Partnership Interest	5/7/2021	1,114,064
Thrive Capital Partners VIII Growth-B, LLC.*[1,2,6]	Preferred Equity	3/17/2023	6,679,991
Total Information Technology			52,184,323

Insurance - 1.59%
T-IX Butterfly Co-Invest, L.P.*[1,5,6]	Limited Partnership Interest	5/2/2024	36,000,000	#

Semiconductors and Equipment - 0.49%
THL Fund Investors (Altar), L.P.*[1,2,4,6]	Limited Partnership Interest	1/27/2022	11,109,395	#

Software and Services - 1.28%
EQT X Co-Investment (A) SCSp*[1,4,5,6]	Limited Partner Interest	6/10/2024	-	#
Project Brewer*[1,6] (843.579 Series A shares, 11.00%)	Preferred Equity	11/12/2020	849,822	#
Project Rock Co-Invest Fund, L.P.*[1,5,6]	Limited Partnership Interest	11/9/2023	28,142,146
Total Software and Services			28,991,968

Technology - 1.31%
Northleaf Thor Co-Investment (Blocked) II, L.P.*[1,5,6]	Class A Limited Partner	5/28/2024	29,650,533	#

Transportation - 0.73%
EDR Co-Invest Aggregator, L.P.[1,4,5,6]	Limited Partnership Interest	2/12/2024	16,548,520
Total North America			511,849,737

United Kingdom - 1.69%
Health Care - 0.35%
Panacea Co-Investment, L.P.*[1,6,7]	Limited Partnership Interest	12/21/2020	7,931,125

Insurance - 0.58%
Chance Co-Investment, L.P.*[1,6,7]	Limited Partnership Interest	12/21/2020	13,047,114

Software and Services - 0.18%
Bowmark Investment Partnership - J, L.P.*[1,6,7]	Limited Partnership Interest	10/15/2020	4,012,038
TPG Vardos CI, L.P.*[1,4,6]	Limited Partnership Interest	9/9/2020	-
Total Software and Services			4,012,038

Technology Services - 0.58%
Cloud Co-Investment, L.P.*[1,4,5,6,7]	Limited Partnership Interest	12/22/2023	13,073,216
Total United Kingdom			38,063,493

Western Europe - 5.12%
Construction - 1.25%
GTCR (C) Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	9/13/2023	28,296,330

Diversified Financials - 0.59%
Enak Aggregator, L.P.*[1,2,6,7]	Limited Partnership Interest	1/18/2022	13,306,865

Financials - 1.19%
Estancia Ruby Intermediate Aggregator, L.P.*[1,5,6,7]	Limited Partnership Interest	6/3/2024	26,857,449	#

Industrials - 0.73%
FSN Capital Unique Co-Investment, L.P.*[1,2,6,7]	Limited Partnership Interest	3/9/2022	16,534,854

Information Technology - 0.46%
Sakura Co-Invest Holdings, L.P.*[1,2,4,6,7]	Limited Partnership Interest	5/24/2023	10,316,741

Technology - 0.9%
Smash Capital Trend Aggregator LLC*[1,5,6]	Class A Interest	4/24/2024	20,282,512	#
Total Western Europe			115,594,751
Total Direct Equity (Cost $598,711,799)			681,424,611

	Investment Type	Acquistion Date	Fair Value
Secondary Investments - 44.63%^
Secondary Direct Equity - 2.37%
North America - 2.37%
Distribution Services - 1.36%
MiddleGround Carbon CV, L.P.*[1,4,5,6]	Limited Partnership Interest	11/15/2023	30,595,310

Growth Equity - 0.19%
Madison Bay - HL, L.P.*[1,2,5,6]	Limited Partnership Interest	9/4/2020	4,193,208

Professional Services - 0.82%
Hockey Parent Holdings, L.P.*[1,5,6] (175,000.65 units)	Class A Units	9/14/2023	18,598,318	#

Total North America			53,386,836
Total Secondary Direct Equity (Cost $45,943,470)			53,386,836

Secondary Funds - 42.26%
Africa - 0.02%
Diversified Financials - 0.02%
Helios Investors II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	392,542

Asia - 0.85%
Agriculture - 0.01%
KKR China Growth Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	154,431

Computer Software and Services - 0.0%
Baring Asia Private Equity Fund IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	11,367

Consumer Discretionary - 0.09%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,4,6]	Limited Partnership Interest	6/23/2022	2,046,575

Diversifed Financials - 0.12%
AIF Capital Asia IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	952,903
CDH Venture Partners II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	107,614
CDH Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	299,279
Navis Asia Fund V, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	688,196
Quadrant Private Equity No. 3, L.P.*[1,5,6,7]	Limited Partnership Interest	11/30/2023	302,932
TRG Growth Partnership II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	273,573
Total Diversified Financials			2,624,497

Education - 0.0%
Navis Asia Fund VI, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	65,491

Financial Services - 0.13%
Capital Today China Growth Fund, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	1,500,819
Dahlia (Mauritius) Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	884,655
Indium IV (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	9,874
Primavera Capital (Cayman) Fund I, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	359,205
TPG Asia V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	184,896
Total Financial Services			2,939,449

Health Care - 0.42%
LC Healthcare Continued Fund I, L.P.*[1,2,4,6]	Limited Partnership Interest	5/12/2021	9,589,252

Industrial Manufacturing - 0.03%
Asia Opportunity Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	619,093

Materials - 0.0%
Indium III (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	14,175

Real Estate - 0.02%
Baring Asia Private Equity Fund V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	499,735

Technology - 0.03%
IDG-Accel China Capital, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	684,915
Total Asia			19,248,980

Caribbean - 0.0%
Diversified Financials - 0.0%
Wind Point Partners IX-B, L.P.*[1,4,5,6]	Limited Partnership Interest	12/29/2023	105,310
Total Caribbean			105,310

Middle East - 0.76%
Software and Services - 0.38%
Awz Pentera III, LLC*[1,2,6] (15 shares)	Common Stock	12/21/2022	8,447,826

Venture Capital - 0.38%
Pitango Continuation Fund 2021, L.P.*[1,2,4,6]	Limited Partnership Interest	11/9/2021	8,634,068
Total Middle East			17,081,894

North America - 37.34%
Corporate Finance/Buyout - 4.91%
ACON Strategic Partners II-B, L.P.*[1,2,4,6]	Limited Partnership Interest	8/2/2022	20,255,675
Audax Private Equity Fund IV CF, L.P.*[1,4,6]	Limited Partnership Interest	12/23/2020	5,071,312
CLP Select Opportunities, L.P.*[1,4,6]	Limited Partnership Interest	12/10/2020	13,567,717
JZHL Secondary Fund, L.P.*[1,4,6,8]	Limited Partnership Interest	12/4/2020	2,834,636
Kelso Investment Associates IX, L.P.*[1,4,6,9]	Limited Partnership Interest	9/30/2022	28,704,812
KPS Special Situations Fund IV, L.P.*[1,4,6]	Limited Partnership Interest	9/30/2020	1,510,227
Roark Capital Partners CF L.P.*[1,2,4,6]	Limited Partnership Interest	8/26/2022	8,758,853
TorQuest Partners Fund US IV L.P.*[1,2,4,6,7]	Limited Partnership Interest	9/30/2022	6,676,372
Trilantic Capital Partners VI Parallel II (North America), L.P.*[1,2,4,6]	Limited Partnership Interest	12/31/2021	7,205,335
Webster Equity Partners Pinnacle, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	15,136,254
Wind Point Partners VIII-B, L.P.*[1,6]	Limited Partnership Interest	3/31/2021	1,126,098
Total Corporate Finance/Buyout			110,847,291

Distribution Services - 0.5%
WCM Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	12/24/2023	11,309,698

Diversified Financials - 20.8%
Advent International GPE IX-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,628,763
Advent International GPE VIII-C, L.P.*[1,2,6]	Limited Partnership Interest	6/30/2023	21,552,643
Advent International GPE VIII-H, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,610,234
Advent International GPE X-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	855,359
AEA Mezzanine Fund III, L.P.*[1,4,6,9]	Limited Partnership Interest	7/3/2023	108,313
AEA Mezzanine Fund IV, L.P.*[1,4,6,9]	Limited Partnership Interest	7/3/2023	4,163,979
Apollo Overseas Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,576,467
Arrowhead Capital Fund III, L.P.*[1,4,6,9]	Limited Partnership Interest	6/30/2023	3,311,135
Bain Capital Fund XII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	3,772,143
Bain Capital Fund (Lux) XIII SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,686,084
Blackstone Tactical Opportunites Fund II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	3,954,389
Blackstone Tactical Opportunites Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	23,214,549
Centerbridge Capital Partners III-A, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,904,980
CI Capital Investors II, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	28,316
Clayton Dubilier & Rice Fund X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	857,045
Clayton Dubilier & Rice Fund XI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,768,435
Court Square Capital Partners Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	2/7/2024	32,512,523
Court Square Capital Partners Fund V, L.P.*[1,4,6]	Limited Partnership Interest	2/29/2024	-
Gasherbrum Fund I, L.P.*[1,5,6]	Limited Partnership Interest	11/27/2023	46,906,984
Genstar Capital Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,323,223
Genstar Capital Partners X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,360,382
GI Partners Fund VI, L.P.*[1,4,6,9]	Limited Partnership Interest	3/28/2024	35,458,876
GoldPoint Mezzanine Partners IV, L.P.*[1,4,6,9]	Limited Partnership Interest	6/30/2023	4,653,332
HGGC Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	10,910,893
HGGC Fund IV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	7,103,327
ICG North American Private Debt Fund II, L.P.*1,4,6,9	Limited Partnership Interest	7/13/2023	2,841,536
MDCP Insurance SPV, L.P.*1,2,4,6	Limited Partnership Interest	6/28/2023	17,355,460
New Mountain Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,551,042
Oaktree Power Opportunities Fund III (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	22,257
Oaktree Power Opportunities Fund IV Feeder (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	339,540
Paddington Partners 3, L.P.*1,4,5,6	Limited Partnership Interest	12/21/2023	37,099,915
Platinum Equity Capital Partners IV, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,494,437
Platinum Equity Capital Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	3,426,372
Silver Lake Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,436,916
Silver Lake Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,708,150
TA XII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,349,571
TA XII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	2,713,152
TA XIII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,580,766
TA XIII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,611,344
TA XIV, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	1,545,329
The Resolute Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	12/28/2023	54,457,681
The Resolute II Continuation Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/20/2021	8,110,736
Thoma Bravo Discover Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,327,240
Thoma Bravo Fund XIV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,261,838
Warburg Pincus Global Growth-B, L.P.*[1,4,5,6,9]	Limited Partnership Interest	3/28/2024	51,741,968
Warburg Pincus Private Equity XII-B, L.P.*[1,5,6]	Limited Partnership Interest	3/28/2024	2,659,136
Wind Point Partners IX-A, L.P.*[1,4,6,11]	Limited Partnership Interest	12/29/2023	26,105,829
Wind Point Partners VIII-A, L.P.*[1,6,9]	Limited Partnership Interest	12/29/2023	12,334,235
Wind Point Partners X-B, L.P.*[1,4,6,11]	Limited Partnership Interest	1/23/2024	4,184,093
Total Diversified Financials			469,480,917

Financial Services - 1.01%
Motive InvestCloud Co-Investment II, L.P.*[1,2,4,6]	Limited Partnership Interest	5/22/2024	291,634
SCP Harbor, L.P.*[1,4,5,6]	Preferred Equity	10/13/2023	22,444,141
Total Financial Services			22,735,775

Growth Equity - 1.89%
10K Lakes Fund II, L.P.*[1,2,4,6]	Limited Partnership Interest	10/27/2021	1,202,293
Everstone Capital Partners III, L.P.*[1,4,6]	Limited Partnership Interest	10/15/2020	8,505,924
L Catterton Growth IV L.P.*[1,2,4,6]	Limited Partnership Interest	3/31/2021	6,844,139
Motive IC SAS-A, L.P.*[1,2,6]	Limited Partnership Interest	6/28/2021	3,442,502
NewView Capital Special Opportunities Fund I, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	22,569,715
Total Growth Equity			42,564,573

Healthcare & Business Services - 1.62%
Eversecure PTE. LTD.*[1,2,6] (5,000,000 Series A Preference shares)	Limited Partnership Interest	5/4/2022	5,464,813

NewView Capital Special Opportunities Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	12/13/2023	25,784,891
TDP Western Veterinary Co-Invest Fund A, L.P.*[1,2,6]	Preferred Equity	3/15/2023	5,252,178
Total Healthcare & Business Services			36,501,882

Industrials - 3.71%
JFL-PURIS Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	6/27/2024	32,000,000
KIA X Knight SPV (DE), L.P.*[1,4,5,6]	Limited Partnership Interest	6/10/2024	51,844,820
Total Industrials			83,844,820

Information Technology - 0.34%
ZMC II Extended Value Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/19/2021	7,694,819

Manufacturing - 1.25%
VSC EV3 (Parallel), L.P.*[1,4,5,6]	Limited Partnership Interest	12/19/2023	28,325,036

Technology - 1.31%
Insight Venture Partners Coinvestment Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	31,413
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	1,498,819
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.*[1,4,6,11]	Limited Partnership Interest	9/29/2023	324,500
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	4,896,429
Insight Venture Partners VIII (Co-Investors), L.P.*[1,4,6,11]	Limited Partnership Interest	9/29/2023	656,521
Insight Venture Partners IX L.P.*[1,4,6,11]	Limited Partnership Interest	9/29/2023	283,358
Insight Venture Partners (Cayman) VIII, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	8,415,365
Insight Venture Partners (Cayman) IX, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	13,388,532
Total Technology			29,494,937
Total North America			842,799,748

South America - 0.05%
Diversified Financials - 0.05%
Advent Latin American Private Equity Fund IV-E L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	173,447
Advent Latin American Private Equity Fund V L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	380,656
Southern Cross Latin America Extension Fund IV L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	224,139
Victoria South American Partners II L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	290,735
Total Diversified Financials			1,068,977
Total South America			1,068,977

Western Europe - 3.24%
Corporate Finance/Buyout - 0.35%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,4,6,7]	Limited Partnership Interest	4/22/2021	7,866,952

Diversified Financials - 1.17%
CVC Capital Partners VI (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	2,058,731
CVC Capital Partners VII (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	5,117,593
CVC Capital Partners VIII (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	2,011,652
CVC European Equity Partners V (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	19,581
CVC European Equity Partners V (B) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	48,952
Sagard 3, FCPI*[1,2,4,6,7]	Limited Partnership Interest	7/23/2021	357,535
Sagard 4, FCPI*[1,2,4,6,7]	Limited Partnership Interest	9/3/2021	253,600
VIP III Feeder, L.P.*[1,4,5,6,7]	Limited Partnership Interest	6/28/2024	9,285,700
WPEF VI Feeder L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	2,859,214
WPEF VII Feeder L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	4,299,240
Total Diversified Financials			26,311,798

Health Care - 1.45%
AHP Cooper Sidecar, L.P.*[1,5,6]	Limited Partnership Interest	6/24/2024	32,849,266
Logistics - 0.08%
Verdane AB-IB Co-Invest AB*[1,2,4,6,7]	Limited Partnership Interest	3/20/2022	1,851,062

Technology Solutions - 0.17%
ECI 11 L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	3,873,635

Telecommunications - 0.02%
ECI 10 A L.P.*[1,5,6,7]	Limited Partnership Interest	9/29/2023	437,844
Total Western Europe			73,190,557
Total Secondary Funds (Cost $764,448,009)			953,888,008

	Interest rate	Principal Value	Shares	Fair Value
Short Term Investments - 24.22%
UMB Bank, Money Market Fiduciary Deposit Investment	0.01%[10]	99,214,954	N/A	99,214,954
UMB Bank, Money Market Special II Deposit Investment[2,5]	5.18%[10]	447,604,766	N/A	447,604,766
Total Short Term Investments (Cost $546,819,720)				546,819,720

Total Investments (Cost $2,106,110,839)				2,386,408,549
Liabilities in excess of other assets - (5.72%)				(129,213,453)
Total Net Assets - 100%				$2,257,195,096

SOFR - Secured Overnight Financing Rate (Rate was 5.33% at June 30, 2024)

3M CME Term SOFR - Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 5.29339% at June 30, 2024)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares except where listed.
#	The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund's interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.
*	Investment is non-income producing.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $1,839,588,829, or 81.5% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to sale was $3,508,374, $5,856,622, $4,682,506, $6,729,246, $4,405,554, $4,950,000, $154,094, $5,563,286, $5,573,025, $4,893,780, $8,762,351, $2,910,413, $437,131, $608,534, $222,264, $4,455,000, $3,642,178, $2,953,189, $8,373,544, $2,446,965, $1,294,560, $15,415,382, $9,446,140, $18,996,671, $15,042,497, $8,864,535, $27,206, $4,400,000, $12,000,000, $3, $13,972,472, $9,679,966, $6,735,406, $13,100,000, $39,256,337, $17,138,537, $50,000,000, $1,413,356, $30,112,854, $20,023,319, $7,924,074, $0, $6,946,661, $5,017,946, $10,004,880, $32,520, $2,257,480, $30,000,000, $9,970,577, $9,541,569, $7,000,000, $5,000,000, $15,883,866, $4,999,970, $8,000,000, $8,000,000, $526,015, $5,006,042, $36,000,000, $8,527,774, $0, $960,677, $25,457,834, $29,650,533, $16,000,000, $7,725,535, $5,851,989, $2,583,472, $48,354, $12,638,000, $22,531,257, $9,652,846, $27,091,276, $11,545,729, $8,192,955, $20,282,512, $25,633,004, $2,810,401, $17,500,065, $443,777, $0, $9,755, $3,600,958, $343,544, $24,220, $0, $253,748, $93,436, $0, $6,948, $744,032, $402,536, $3,353, $50,429, $0, $6,849,518, $271,636, $2,878, $0, $637,302, $92,375, $3,030,000, $7,480,000, $6,506,829, $4,204,401, $10,133,989, $2,528,675, $19,566,961, $1,445,336, $5,912,236, $16,182,446, $5,951,338, $10,000,000, $1,073,148, $14,107,486, $4,285,121, $20,829,772, $1,168,072, $734,991, $0, $3,726,458, $2,081,187, $2,523,342, $3,003,062, $1,688,416, $3,325,607, $17,924,892, $1,409,465, $30,967, $1,063,121, $1,999,228, $27,702,157, $0, $40,104,220, $2,108,121, $2,210,960, $28,635,026, $3,464,358, $9,675,374, $6,249,078, $1,992,117, $11,206,458, $1,618,962, $0, $2,109, $29,888,098, $1,971,429, $2,637,968, $2,500,220, $2,886,890, $3,465,902, $2,431,613, $3,055,080, $1,297,156, $1,443,357, $43,536,191, $5,236,649, $1,142,437, $2,057,432, $44,899,929, $2,462,350, $21,065,300, $9,687,280, $4,247,353, $284,808, $13,967,805, $1,814,720, $3,895,678, $6,899,957, $2,837,379, $11,711,379, $5,000,000, $19,400,000, $3,375,000, $32,000,000, $47,131,655, $5,179,341, $22,070,442, $19,203, $925,056, $227,609, $3,452,400, $371,143, $182,890, $4,757,169, $8,637,186, $60,627, $15,733, $1,417, $235,554, $3,359,086, $1,784,312, $4,102,135, $1,889,163, $14,367, $36,080, $472,881, $234,908, $7,975,563, $2,461,551, $5,028,532, $25,518,666, $5,373,774, $3,114,275 and $0, respectively, totaling $1,559,291,119.

[2]	All or a portion of this security is held through HL PAF Holdings, LLC.

[3]	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, or (iv) SOFR.

[4]	Investment has been committed to but has not been fully funded by the Fund.

[5]	All or a portion of this security is held through HL PAF Splitter LLC.

[6]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

[7]	Foreign security denominated in U.S. Dollars.

[8]	All or a portion of this security is held through HL PAF JZ Blocker.

[9]	All or a portion of this security is held through HL PAF Diamondback Blocker.

[10]	The rate is the annualized seven-day yield at year end.

[11]	All or a portion of this security is held through HL PAF DE Blocker LLC.

See accompanying notes to consolidated schedule of investments.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

The Fund’s direct investments are also in private equity credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for direct credit and direct equity investments.

Certain Investment Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or General Partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Fund’s Board of Trustees (“Board”), the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2024 (Unaudited)

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$130,459,431	$130,459,431
Direct Equity	-	-	353,462,529	353,462,529
Secondary Direct Equity	-	-	18,598,318	18,598,318
Short Term Investments	546,819,720	-	-	546,819,720
Total Investments	$546,819,720	$-	$502,520,278	$1,049,339,998

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $1,337,068,551 are excluded from the fair value hierarchy as of June 30, 2024.